Share capital - Issued Share Capital Narrative (Details) SFr / shares in Units, $ / shares in Units, $ in Thousands												1 Months Ended	12 Months Ended
	Nov. 26, 2021 USD ($)	Nov. 26, 2021 CHF (SFr) SFr / shares	Sep. 09, 2021 USD ($)	Sep. 09, 2021 CHF (SFr) SFr / shares	Apr. 09, 2021 USD ($) shares	Apr. 09, 2021 CHF (SFr) SFr / shares shares	Oct. 19, 2020 USD ($)	Sep. 21, 2020 USD ($)	Sep. 21, 2020 CHF (SFr) SFr / shares	Jul. 01, 2019 shares	May 22, 2019 USD ($)	Oct. 19, 2020 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) class $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2021 CHF (SFr) SFr / shares shares	Nov. 26, 2021 $ / shares	Sep. 09, 2021 $ / shares	Apr. 09, 2021 $ / shares	Apr. 01, 2021 USD ($)	Mar. 31, 2021 SFr / shares	Dec. 31, 2020 CHF (SFr) SFr / shares shares	Oct. 19, 2020 SFr / shares	Oct. 19, 2020 $ / shares	Sep. 25, 2020 USD ($) tranche shares	Sep. 21, 2020 $ / shares	Aug. 31, 2020 USD ($) tranche $ / shares shares	Feb. 12, 2020 SFr / shares	Feb. 12, 2020 $ / shares	Dec. 31, 2019 CHF (SFr) SFr / shares shares	May 22, 2019 SFr / shares	May 22, 2019 $ / shares	Dec. 31, 2018 USD ($) shares
Disclosure of classes of share capital [line items]
Equity													$ 115,999	$ 32,238	$ 9,262																		$ 11,243
Par value per share (in CHF/USD per share) | (per share)		SFr 0.05		SFr 0.05					SFr 0.05				$ 0.05	$ 0.05	$ 0.05	SFr 0.05	$ 0.05	$ 0.05			SFr 0.01	SFr 0.05	SFr 0.05	$ 0.05		$ 0.05		SFr 0.05	$ 0.05	SFr 0.05	SFr 0.05	$ 0.05
Number of share classes | class														2
Share capital increase (Note 18)	$ 31	SFr 29,412	$ 10	SFr 9,280	$ 463	SFr 431,250							$ 154,125	$ 55,137	$ 18
Issuance of share capital and capital contribution upon separation (Note 18)															14,616
Dividend paid in kind (in shares) | shares										9,423,080
Conversion price per share (in USD per share) | $ / shares																										4.891
Conversion of convertible loans (Note 24)														24,148
Employee share-based payment issue								$ 152	SFr 141,000				24,901	5,445	1,577
Proceeds from issuing shares													143,861
Transaction costs due to capital increase													13,136	1,333	0
Investment Agreement
Disclosure of classes of share capital [line items]
Consideration receivable for the issue of shares																											$ 100,000
Number of payment tranches | tranche																											2
Number of shares subscribed to (in shares) | shares																											7,124,790
Subscription price per share (in USD per share) | $ / shares																											$ 5.755
Authorized number of shares to issue to new investors, per tranche (in shares) | shares																											1,563,977
Investment Agreement | First Tranche
Disclosure of classes of share capital [line items]
Consideration receivable for the issue of shares																											$ 50,000
Investment Agreement | Second Tranche
Disclosure of classes of share capital [line items]
Consideration receivable for the issue of shares																											$ 50,000
Amendment No. 1 to the Investment Agreement
Disclosure of classes of share capital [line items]
Proceeds from issue of preference shares							$ 14,000	41,000				$ 55,000
Consideration receivable for the issue of shares																									$ 110,000
Number of payment tranches | tranche																									2
Number of shares subscribed to (in shares) | shares																									9,557,646
Subscription price per share (in USD per share) | $ / shares																								$ 5.755		$ 5.755
Authorized number of shares to issue to new investors, per tranche (in shares) | shares																									2,432,856
Amendment No. 1 to the Investment Agreement | First Tranche
Disclosure of classes of share capital [line items]
Consideration receivable for the issue of shares																									$ 55,000
Amendment No. 1 to the Investment Agreement | Second Tranche
Disclosure of classes of share capital [line items]
Consideration receivable for the issue of shares																									$ 55,000
SAFE
Disclosure of classes of share capital [line items]
Par value per share (in CHF/USD per share) | (per share)						SFr 0.05													$ 0.05
Share capital increase (Note 18)					$ 24	SFr 22,059
Issuance of ordinary shares (in shares) | shares					441,176	441,176
Consideration receivable for the issue of shares																				$ 7,500
Share capital
Disclosure of classes of share capital [line items]
Equity													1,900	1,370	492	SFr 1,831,786						SFr 1,339,785								SFr 489,254
Share capital increase (Note 18)	$ 9,969	SFr 9,398,000	$ 1,438	SFr 1,369,000
Conversion of convertible loans (Note 24)								228	209,798
Employee share-based payment issue								$ 114	SFr 104,886
Treasury shares
Disclosure of classes of share capital [line items]
Equity													$ (35)	$ (38)	$ 0																		$ 0
Number of shares outstanding (in shares) | shares													(662,374)	(722,275)	(1,875)	(662,374)						(722,275)								(1,875)			0
Share capital increase (Note 18)														$ (38)
Employee share-based payment issue													$ 3	0
Additional paid-in capital
Disclosure of classes of share capital [line items]
Issuance of share capital and capital contribution upon separation (Note 18)											$ 14,142
Cash contributions by owners, equity													13,848
Contribution by assumption of liability by owners, equity													294
Capital Reserves (Reserves)
Disclosure of classes of share capital [line items]
Equity													244,933	100,904	$ 24,251																		$ 0
Share capital increase (Note 18)					$ 146,162	SFr 136,420,000							153,639	54,487
Issuance of share capital and capital contribution upon separation (Note 18)															$ 14,142
Conversion of convertible loans (Note 24)														23,920
Transaction costs due to capital increase													$ 13,136	$ 1,333
Capital Reserves (Reserves) | SAFE
Disclosure of classes of share capital [line items]
Share capital increase (Note 18)					$ 7,476	SFr 6,976,000